September 3, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Dreyfus Premier Municipal Bond Fund
                  Registration Statement File Nos. 33-7496; 811-4764 CIK No. 797923

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on August 21, 2002.

         Please address any comments or questions to the attention of the undersigned at (212) 922-6840.

                                                       Very truly yours,



                                                       Joni Lacks Charatan
                                                       Assistant General Counsel